Shareholders' equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized number of share buyback program for repurchase	$ 100,000			$ 100,000
Amount of share for repurchase				$ 99,997
Number of share for repurchase				4,139,417
Amount of broker fees				$ 84
Issuance of Protected ordinary shares, net of issuance costs		$ 0
Shares issued during period, price per share				$ 24.16
Description of ordinary shares available for issuance		The maximum number of ordinary shares available for issuance under the 2019 Plan is equal to the sum of (i) 560,807 shares, (ii) any shares subject to awards under the 2011 Plan which will expire or become un-exercisable without having been exercised, and (iii) an annual increase on the first day of each year beginning in 2020 and ending in and including 2029, equal to the lesser of (A) 14,259,677 shares, (B) 5% of the outstanding shares on the last day of the immediately preceding calendar year on a fully diluted basis and (C) such amount as determined by our board of directors if so determined, prior to January 1 of a calendar year; provided, however, that no more than 14,820,484 shares may be issued upon the exercise of incentive stock options, or ISOs.
Aggregate intrinsic value of exercised options		$ 5,946	$ 3,129
Grant-date fair value of vested options		7,004	$ 10,190
Total unrecognized compensation cost		$ 88,148
Total unrecognized compensation cost weighted-average period		2 years 6 months 25 days
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Unallocated ordinary shares		3,703,888
Restricted Stock [Member] | 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units outstanding		2,816,825
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (shares)		88,935
Number of ordinary shares reserved and available		1,663,947
Number of ordinary shares reserved and available for grant and issuance		410,000
Percentage number of shares available for issuance		1.00%
Percentage of employee salaries to purchase ordinary shares		15.00%
Percentage price of ordinary share purchased of fair market value		85.00%